INVESTMENT IN UNCONSOLIDATED JOINT VENTURES - Investment in 353 Sacramento Joint Venture (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2020	Jul. 06, 2017 ft² a
Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage					55.00%
Migdal Members
Schedule of Equity Method Investments [Line Items]
Ownership percentage					45.00%
353 Sacramento Joint Venture
Schedule of Equity Method Investments [Line Items]
Distributions | $	$ 0	$ 1,300,000	$ 0
Ownership percentage	55.00%			55.00%
353 Sacramento Joint Venture | Office Properties | Disposed of by Sale
Schedule of Equity Method Investments [Line Items]
Ownership percentage					45.00%
Net rentable area | ft²					284,751
Area of land | a					0.35